Expenses by Nature - Detailed Information about Expenses by Nature (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of expenses [Line Items]
Salaries and social security taxes	$ 18,403	$ 14,773	$ 11,062
Fees and compensation for services	3,839	3,212	2,457
Other personnel expenses	4,110	3,299	2,743
Taxes, charges and contributions	6,642	5,642	4,288
Royalties, easements and canons	17,692	17,178	11,977
Insurance	974	1,167	925
Rental of real estate and equipment	6,243	5,636	3,789
Survey expenses	214	501	504
Depreciation of property, plant and equipment	53,512	44,752	26,685
Amortization of intangible assets	838	717	323
Industrial inputs, consumable materials and supplies	5,956	5,859	3,921
Operation services and other service contracts	13,449	11,574	7,044
Preservation, repair and maintenance	21,126	17,423	14,825
Unproductive exploratory drillings	1,400	2,050	1,425
Transportation, products and charges	14,702	11,925	8,577
Provision for doubtful trade receivables	28	169	(99)
Publicity and advertising expenses	1,154	1,199	687
Fuel, gas, energy and miscellaneous	6,287	5,492	3,575
Total	176,569	152,568	104,708
Production costs [Member]
Disclosure of expenses [Line Items]
Salaries and social security taxes	12,548	10,228	7,566
Fees and compensation for services	1,159	1,037	775
Other personnel expenses	3,493	2,773	2,303
Taxes, charges and contributions	2,215	1,861	1,144
Royalties, easements and canons	17,630	17,114	11,932
Insurance	840	1,037	831
Rental of real estate and equipment	5,710	5,097	3,360
Depreciation of property, plant and equipment	51,607	43,077	25,706
Amortization of intangible assets	688	499	185
Industrial inputs, consumable materials and supplies	5,813	5,732	3,801
Operation services and other service contracts	12,033	10,494	6,261
Preservation, repair and maintenance	20,204	16,710	14,231
Transportation, products and charges	8,724	6,952	4,796
Fuel, gas, energy and miscellaneous	4,759	4,464	2,659
Total	147,423	127,075	85,550
Administrative expenses [Member]
Disclosure of expenses [Line Items]
Salaries and social security taxes	3,537	2,642	2,065
Fees and compensation for services	2,118	1,686	1,378
Other personnel expenses	374	347	277
Taxes, charges and contributions	255	382	259
Insurance	49	41	38
Rental of real estate and equipment	15	32	33
Depreciation of property, plant and equipment	771	714	382
Amortization of intangible assets	125	186	117
Industrial inputs, consumable materials and supplies	35	33	27
Operation services and other service contracts	268	242	237
Preservation, repair and maintenance	382	343	248
Transportation, products and charges	17	9	25
Publicity and advertising expenses	545	344	395
Fuel, gas, energy and miscellaneous	245	125	105
Total	8,736	7,126	5,586
Selling expenses [Member]
Disclosure of expenses [Line Items]
Salaries and social security taxes	1,988	1,615	1,207
Fees and compensation for services	544	436	280
Other personnel expenses	194	140	121
Taxes, charges and contributions	4,172	3,399	2,885
Royalties, easements and canons	31	25	17
Insurance	85	89	56
Rental of real estate and equipment	518	505	394
Depreciation of property, plant and equipment	1,134	961	597
Amortization of intangible assets	25	32	21
Industrial inputs, consumable materials and supplies	83	76	88
Operation services and other service contracts	905	713	546
Preservation, repair and maintenance	458	338	322
Transportation, products and charges	5,961	4,964	3,756
Provision for doubtful trade receivables	28	169	(99)
Publicity and advertising expenses	609	855	292
Fuel, gas, energy and miscellaneous	1,219	895	616
Total	17,954	15,212	11,099
Exploration expenses [Member]
Disclosure of expenses [Line Items]
Salaries and social security taxes	330	288	224
Fees and compensation for services	18	53	24
Other personnel expenses	49	39	42
Royalties, easements and canons	31	39	28
Rental of real estate and equipment		2	2
Survey expenses	214	501	504
Industrial inputs, consumable materials and supplies	25	18	5
Operation services and other service contracts	243	125
Preservation, repair and maintenance	82	32	24
Unproductive exploratory drillings	1,400	2,050	1,425
Fuel, gas, energy and miscellaneous	64	8	195
Total	$ 2,456	$ 3,155	$ 2,473